UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period:  10/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited)
Shares				Value
	COMMON STOCK - 34.3%
	AEROSPACE/DEFENSE - 0.5%
1,208	L-3 Communications Holdings, Inc.			$ 89,150
940	Lockheed Martin Corp.			88,050
				177,200
	AGRICULTURE - 0.5%
744	Lorillard, Inc.			86,311
1,731	Universal Corp.			85,788
				172,099
	APPAREL - 0.2%
2,338	G-III Apparel Group Ltd. *			86,412

	BANKS - 1.7%
3,146	Banner Corp.			91,203
2,244	C&F Financial Corp.			88,077
9,341	Fidelity Southern Corp.			91,453
6,892	Hanmi Financial Corp. *			85,530
5,141	Mercantile Bank Corp. *			84,981
4,200	Northrim BanCorp, Inc.			94,626
5,342	Walker & Dunlop, Inc. *			88,731
				624,601
	CHEMICALS - 1.0%
1,100	Air Products & Chemicals, Inc.			85,283
1,067	Airgas, Inc.			94,931
1,400	International Flavors & Fragrances, Inc.			90,468
830	Praxair, Inc.			88,154
				358,836
	COMMERCIAL SERVICES - 0.2%
6,887	Booz Allen Hamilton Holding Corp. - Cl. A			92,148

	COMPUTERS - 1.8%
979	Apple, Inc.			582,603
2,950	j2 Global, Inc.			88,618
				671,221
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
1,577	CME Group, Inc. - Cl. A			88,202

	ELECTRIC - 1.4%
1,445	Consolidated Edison, Inc.			87,249
1,335	Duke Energy Corp.			87,696
1,249	Entergy Corp.			90,652
2,030	PG&E Corp.			86,316
2,900	PPL Corp.			85,782
1,860	Southern Co. (The)			87,122
				524,817
	ELECTRONICS - 0.8%
9,700	Imax Corp. *			219,123
3,150	Tyco International, Ltd.			84,641
				303,764
	FOOD - 0.7%
4,600	Flowers Foods, Inc.			90,574
3,039	Hormel Foods Corp.			89,742
1,030	JM Smucker Co. (The )			88,209
				268,525
	HAND/MACHINE TOOLS - 0.2%
8,100	Hardinge, Inc.			84,078

	HEALTHCARE-PRODUCTS - 0.2%
1,159	Becton Dickinson and Co.			87,713

	HEALTHCARE-SERVICES - 0.9%
1,758	Cigna Corp.			89,658
2,011	Coventry Health Care, Inc.			87,760
1,570	UnitedHealth Group, Inc.			87,920
7,470	Vanguard Health Systems, Inc. *			72,310
				337,648
	HOME FURNISHINGS - 0.2%
8,011	Bassett Furniture Industries, Inc.			91,886

	HOUSEHOLD PRODUCTS/WARES - 0.5%
5,126	American Greetings Corp.			88,013
1,660	Church & Dwight Co., Inc.			84,262
				172,275
	INSURANCE - 1.9%
1,096	Allied World Assurance Co. Holdings AG			88,009
2,152	Allstate Corp. (The)			86,037
2,029	Arch Capital Group, Ltd. *			89,580
800	Everest Re Group, Ltd.			88,840
3,647	Homeowners Choice, Inc.			80,963
1,122	RenaissanceRe Holdings, Ltd.			91,286
1,250	RLI Corp.			85,225
2,469	Validus Holdings, Ltd.			88,390
				698,330
	INTERNET - 0.2%
2,377	AOL, Inc. *			81,602

	MACHINERY-DIVERSIFIED - 0.2%
1,770	NACCO Industries, Inc.			89,633

	MEDIA - 0.5%
5,003	Gannett Co., Inc.			84,551
31,439	Sirius XM Radio, Inc. *			88,029
				172,580
	MINING - 0.2%
1,600	Newmont Mining Corp.			87,280

	MISCELLANEOUS MANUFACTURING - 0.2%
3,680	Trimas Corp. *			92,294

	OFFICE/BUSINESS EQUIPMENT - 0.2%
2,700	Canon, Inc. ADR			86,805

	OIL & GAS - 8.1%
144,000	Birchcliff Energy, Ltd. *			1,199,376
55,500	Chesapeake Energy Corp.			1,124,430
781	Chevron Corp.			86,074
818	China Petroleum & Chemical Corp. - ADR			86,062
1,500	ConocoPhillips			86,775
2,295	CVR Energy, Inc. *			84,341
945	Exxon Mobil Corp.			86,156
1,923	Imperial Oil, Ltd.			84,420
1,609	Marathon Petroleum Corp.			88,382
2,283	Tesoro Corp.			86,092
				3,012,108
	PACKAGING & CONTAINERS - 0.2%
2,050	Ball Corp.			87,802

	PHARMACEUTICALS - 3.1%
1,360	Abbott Laboratories			89,107
2,175	AmerisourceBergen Corp.			85,782
13,446	BioDelivery Sciences International, Inc. *			68,709
72,727	BioScrip, Inc. *			669,816
1,925	GlaxoSmithKline PLC ADR			86,433
1,850	Merck & Co., Inc.			84,416
6,616	PharMerica Corp. *			80,848
				1,165,111
	REITS - 1.7%
2,681	American Capital Agency Corp.			88,527
5,449	Annaly Capital Management, Inc.			87,947
7,880	CreXus Investment Corp.			88,650
6,586	CYS Investments, Inc.			88,384
12,948	New York Mortgage Trust, Inc.			88,694
6,297	Parkway Properties, Inc.			86,710
7,496	Two Harbors Investment Corp.			89,427
				618,339
	RETAIL - 1.9%
1,900	CVS Caremark Corp.			88,160
1,170	Dillard's, Inc.			90,090
3,838	GameStop Corp. - Cl. A			87,660
11,395	Krispy Kreme Doughnuts, Inc. *			84,665
11,795	OfficeMax, Inc.			86,693
1,270	PetSmart, Inc.			84,315
1,400	Ross Stores, Inc.			85,330
1,750	Tim Hortons, Inc.			86,940
				693,853
	SAVINGS & LOANS - 1.0%
3,203	BofI Holding, Inc. *			90,068
3,897	NASB Financial, Inc. *			89,241
5,950	Oritani Financial Corp.			90,916
6,680	Rockville Financial, Inc.			88,777
				359,002
	SEMICONDUCTORS - 1.1%
4,088	Intel Corp.			88,403
70,800	Silicon Image, Inc. *			311,520
				399,923
	SOFTWARE - 0.7%
3,800	Broadridge Financial Solutions, Inc.			87,210
3,570	CA, Inc.			80,396
2,700	Fidelity National Information Services, Inc.			88,749
				256,355
	TELECOMMUNICATIONS - 2.1%
2,460	AT&T, Inc.			85,091
2,030	BCE, Inc.			88,630
1,615	China Mobile, Ltd. - ADR			89,455
3,400	Comtech Telecommunications Corp.			85,578
1,790	Harris Corp.			81,946
7,463	MetroPCS Communications, Inc. *			76,197
3,602	Nippon Telegraph & Telephone Corp. ADR			82,198
1,400	TELUS Corp.			90,034
1,930	Verizon Communications, Inc.			86,155
				765,284

	TOTAL COMMON STOCK (Cost - $12,651,035)			12,807,726

	EXCHANGE TRADED FUNDS - 32.0%
	COMMODITY FUND - 8.6%
3,740	ETFS Gold Trust *			635,950
13,760	GreenHaven Continuous Commodity Index Fund *			405,783
5,200	PowerShares DB Silver Fund *			289,172
5,126	SPDR Gold Shares *			855,324
47,000	United States Natural Gas Fund LP			1,022,250
				3,208,479

	EQUITY FUND - 23.4%
30,100	First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund			1,154,034
53,300	First Trust North American Energy Infrastructure Fund			1,141,153
22,400	iShares MSCI EAFE Index Fund			1,199,968
31,800	iShares MSCI EAFE Small Cap Index Fund			1,240,200
28,000	iShares MSCI Emerging Markets Index Fund			1,151,080
4,700	iShares MSCI Israel Capped Index Fund			195,473
14,000	iShares MSCI Spain Index Fund			397,180
9,650	iShares Russell 2000 Index Fund			783,966
11,000	Powershares QQQ Trust Series 1			714,450
5,400	SPDR S&P 500 ETF Trust			762,372
				8,739,876

	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,277,370)			11,948,355

	MUTUAL FUNDS - 10.7%
	DEBT FUND - 10.7%
67,004	DoubleLine Total Return Bond Fund			761,836
74,583	Neuberger Berman Floating Rate Income Fund			762,237
72,725	PIMCO Total Return Fund			843,611
72,569	PIMCO Unconstrained Bond Fund			847,611
75,080	Third Avenue Focused Credit Fund			768,821

	TOTAL MUTUAL FUNDS (Cost - $4,013,981)			3,984,116

	CLOSED-END FUNDS - 1.6%
25,920	BlackRock Build America Bond Trust
	(Cost - $458,968)			588,902

Principal Amount		Coupon Rate (%)	Maturity
	BONDS & NOTES - 9.6%
	AGRICULTURE - 1.1%
400,000	Alliance One International, Inc.	10.0000	7/15/2016	417,000

	BANKS - 2.1%
30,000	Ally Financial, Inc.	5.8500	6/15/2013	29,745
225,000	Ally Financial, Inc.	5.9000	12/15/2013	225,285
15,000	Ally Financial, Inc.	6.0000	7/15/2013	14,929
45,000	Ally Financial, Inc.	6.0000	11/15/2013	45,057
20,000	Ally Financial, Inc.	6.0000	12/15/2013	19,998
91,000	Ally Financial, Inc.	6.1500	11/15/2013	90,737
4,000	Ally Financial, Inc.	6.1500	12/15/2013	3,973
10,000	Ally Financial, Inc.	6.2500	7/15/2013	10,065
100,000	Ally Financial, Inc.	6.2500	10/15/2013	100,117
30,000	Ally Financial, Inc.	6.3500	5/15/2013	30,091
15,000	Ally Financial, Inc.	6.3750	8/1/2013	14,960
150,000	Ally Financial, Inc.	6.5000	5/15/2013	150,128
41,000	Ally Financial, Inc.	6.7500	4/15/2013	41,570
				776,655
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
840,000	SLM Corp.	5.0000	10/1/2013	867,266

	GAS - 1.1%
380,000	Sabine Pass LNG LP	7.5000	11/30/2016	415,150

	OIL & GAS - 3.0%
1,000,000	Offshore Group Investment, Ltd.	11.5000	8/1/2015	1,098,750

	TOTAL BONDS & NOTES (Cost - $3,543,499)			3,574,821

Shares
	SHORT-TERM INVESTMENTS - 11.8%
	MONEY MARKET FUND - 11.8%
4,398,127	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% **
	(Cost - $4,398,127)			4,398,127

	TOTAL INVESTMENTS - 100.0% (Cost - $36,342,980) (a)			$ 37,302,047
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.0%^			17,672
	TOTAL NET ASSETS - 100.0%			$ 37,319,719

* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2012.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
MLP - Master Limited Partnership
REIT - Real Estate Investment Trust
^ Represents less then 0.1%

(a) Represents cost for financial purposes. Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$ 1,707,675
	Unrealized depreciation			(748,608)
	Net unrealized appreciation			$ 959,067

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$12,807,726	$ -	$ -	$12,807,726
Exchange Traded Funds	11,948,355	-	-	11,948,355
Mutual Funds	3,984,116	-	-	3,984,116
Closed-End Funds	588,902	-	-	588,902
Bonds & Notes	-	3,574,821	-	3,574,821
Money Market Funds	4,398,127	-	-	4,398,127
Total	$33,727,226	$3,574,821	-	$37,302,047
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/24/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/24/12